Schedule of Investments (unaudited)	iShares® MSCI Global Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.5%
BlueScope Steel Ltd.	11,592	$164,787
Endeavour Group Ltd./Australia	31,464	172,236
Evolution Mining Ltd.	41,904	118,572
Fortescue Metals Group Ltd.	32,760	495,104
GPT Group (The)	42,408	150,755
James Hardie Industries PLC	8,496	244,925
Medibank Pvt Ltd.	54,344	122,119
Rio Tinto Ltd.	8,136	643,589
Rio Tinto PLC	22,176	1,566,871
Sonic Healthcare Ltd.	8,208	211,981
South32 Ltd.	90,936	302,847
Treasury Wine Estates Ltd.	16,488	130,448
		4,324,234
Belgium — 0.1%
Proximus SADP	2,664	46,562
Sofina SA	360	110,325
		156,887
Brazil — 0.3%
Telefonica Brasil SA	10,757	115,730
Tim SA	24,840	67,728
Yara International ASA	3,744	190,376
		373,834
Canada — 3.2%
Canadian Apartment Properties REIT	2,232	87,428
Canadian Tire Corp. Ltd., Class A, NVS	648	89,257
CCL Industries Inc., Class B, NVS	3,024	131,845
CGI Inc.(a)	4,392	350,225
Constellation Software Inc.	396	623,252
Empire Co. Ltd., Class A, NVS	3,312	109,390
George Weston Ltd.	1,373	170,811
iA Financial Corp. Inc.	2,088	109,174
IGM Financial Inc.	3,456	109,519
Kinross Gold Corp.	25,200	127,309
Loblaw Companies Ltd.	3,024	276,612
Magna International Inc.	5,616	338,451
Nuvei Corp.(a)(b)	1,584	88,580
TFI International Inc.	1,800	144,796
Thomson Reuters Corp.	3,456	345,533
Toromont Industries Ltd.	1,656	145,781
Tourmaline Oil Corp.	6,264	322,598
West Fraser Timber Co. Ltd.	1,800	158,205
WSP Global Inc.	2,376	277,097
		4,005,863
Chile — 0.1%
Cencosud SA	44,856	71,800

China — 7.6%
360 DigiTech Inc., ADR	2,304	33,247
3SBio Inc.(a)(b)	36,000	25,398
Aluminum Corp. of China Ltd., Class H(a)	144,000	66,035
Anhui Conch Cement Co. Ltd., Class H	36,000	195,625
Apeloa Pharmaceutical Co. Ltd., Class A	13,050	36,513
AviChina Industry & Technology Co. Ltd., Class H	72,000	39,064
Bank of China Ltd., Class H	1,584,000	621,534
Bank of Communications Co. Ltd., Class H	288,000	200,416
Baoshan Iron & Steel Co. Ltd., Class A	43,200	41,680
Beijing Enterprises Water Group Ltd.	432,000	139,747
BOC Aviation Ltd.(b)	7,200	56,479
Security	Shares	Value

China (continued)
Bosideng International Holdings Ltd.	144,000	$71,823
CGN Power Co. Ltd., Class H(b)	360,000	101,161
China Coal Energy Co. Ltd., Class H	72,000	60,614
China Communications Services Corp. Ltd., Class H	144,000	65,583
China Conch Venture Holdings Ltd.	36,000	93,484
China Construction Bank Corp., Class H	1,944,000	1,384,904
China Everbright Environment Group Ltd.	144,000	84,524
China Lesso Group Holdings Ltd.	72,000	90,038
China Longyuan Power Group Corp. Ltd., Class H	72,000	138,874
China Medical System Holdings Ltd.	72,000	103,086
China National Building Material Co. Ltd., Class H	74,000	98,480
China Overseas Land & Investment Ltd.	72,000	222,428
China Petroleum & Chemical Corp., Class H	576,000	281,936
China Power International Development Ltd.	72,000	34,813
China Railway Group Ltd., Class A	64,800	68,874
China Railway Group Ltd., Class H	144,000	100,852
China Renewable Energy Investment Ltd.(c)	659	—
China Resources Gas Group Ltd.	22,000	82,663
China Shenhua Energy Co. Ltd., Class A	14,400	66,380
China Shenhua Energy Co. Ltd., Class H	72,000	230,030
China Taiping Insurance Holdings Co. Ltd.	72,000	82,315
China Tower Corp. Ltd., Class H(b)	1,296,000	151,255
CITIC Ltd.	144,000	148,969
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	93,000	144,686
COSCO SHIPPING Ports Ltd.	144,000	102,677
CRRC Corp. Ltd., Class H	152,000	56,390
CSPC Pharmaceutical Group Ltd.	144,000	147,218
ENN Energy Holdings Ltd.	14,400	192,889
GF Securities Co. Ltd., Class H	43,200	53,994
Guanghui Energy Co. Ltd., Class A(a)	28,800	38,405
Hengan International Group Co. Ltd.	36,000	170,130
Hopson Development Holdings Ltd.	22,170	42,746
Huadian Power International Corp. Ltd., Class A	50,400	28,174
Industrial & Commercial Bank of China Ltd., Class H	1,080,000	651,031
Kingboard Holdings Ltd.	21,000	94,544
Kingboard Laminates Holdings Ltd.	36,000	55,222
Lenovo Group Ltd.	144,000	139,824
Li Ning Co. Ltd.	37,000	288,384
Nine Dragons Paper Holdings Ltd.	72,000	63,586
PetroChina Co. Ltd., Class H	288,000	136,712
PICC Property & Casualty Co. Ltd., Class H	144,000	147,286
Postal Savings Bank of China Co. Ltd., Class H(b)	216,000	163,767
Powerlong Real Estate Holdings Ltd.	72,000	24,415
Shaanxi Coal Industry Co. Ltd., Class A	36,000	93,249
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	7,200	32,433
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H	86,400	92,046
Shanghai Baosight Software Co. Ltd., Class B	21,600	79,254
Shanghai Medicilon Inc., Class A	304	17,479
Sinopharm Group Co. Ltd., Class H	28,800	66,274
Sinotrans Ltd., Class A	50,400	28,362
Tibet Summit Resources Co. Ltd., Class-A(a)	7,200	20,852
Topsports International Holdings Ltd.(b)	72,000	55,069
Uni-President China Holdings Ltd.	72,000	63,094
Vipshop Holdings Ltd., ADR(a)	11,160	85,486
Want Want China Holdings Ltd.	144,000	129,984
Wharf Holdings Ltd. (The)	33,000	96,687
Yankuang Energy Group Co. Ltd., Class A	21,600	112,907
Yuexiu Property Co. Ltd.	81,800	85,114
Yum China Holdings Inc.	9,360	391,248

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhuzhou Kibing Group Co. Ltd., Class A	21,600	$35,665
Zibo Qixiang Tengda Chemical Co. Ltd., Class-A	21,600	22,900
		9,469,007
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	72	203,806
AP Moller - Maersk A/S, Class B, NVS	144	416,768
Pandora A/S	1,787	156,910
Rockwool A/S, Class B	191	53,419
		830,903
Finland — 0.1%
Orion Oyj, Class B	2,592	101,665

France — 2.3%
ArcelorMittal SA	12,816	373,685
Arkema SA	1,368	155,876
BioMerieux	936	89,109
Bouygues SA	5,112	175,767
Carrefour SA	10,584	224,461
Cie. de Saint-Gobain	9,648	562,847
Cie. Generale des Etablissements Michelin SCA	3,456	428,060
Ipsen SA	1,152	119,421
La Francaise des Jeux SAEM(b)	2,520	94,099
Orange SA	34,632	412,308
SEB SA	576	69,170
Vivendi SE	15,696	180,277
		2,885,080
Germany — 0.4%
Brenntag SE	3,240	250,009
Covestro AG(b)	3,344	143,978
GEA Group AG	3,456	134,530
		528,517
Greece — 0.1%
FF Group(a)(c)	165	2
Hellenic Telecommunications Organization SA	5,624	108,195
Public Power Corp. SA(a)	4,484	35,900
		144,097
Hong Kong — 0.9%
Chow Tai Fook Jewellery Group Ltd.	57,600	96,579
CK Asset Holdings Ltd.	48,500	328,788
Henderson Land Development Co. Ltd.	15,000	60,660
Power Assets Holdings Ltd.	36,000	242,462
Sino Land Co. Ltd.	144,000	190,337
Swire Properties Ltd.	43,200	103,532
WH Group Ltd.(b)	180,000	124,308
		1,146,666
Hungary — 0.1%
Richter Gedeon Nyrt	3,888	77,574

India — 4.5%
ACC Ltd.	1,656	50,094
Adani Enterprises Ltd.	5,400	163,477
Adani Total Gas Ltd.	5,709	183,046
Ambuja Cements Ltd.	21,312	103,119
Apollo Hospitals Enterprise Ltd.	2,160	125,078
Balkrishna Industries Ltd.	3,024	84,207
Bharat Electronics Ltd.	37,872	117,215
Cipla Ltd.	10,224	130,490
Colgate-Palmolive India Ltd.	2,808	60,596
Container Corp. of India Ltd.	12,240	102,575
Security	Shares	Value

India (continued)
Dr. Reddy's Laboratories Ltd.	2,376	$127,964
Havells India Ltd.	5,976	101,882
HCL Technologies Ltd.	20,592	288,423
HDFC Asset Management Co. Ltd.(b)	1,679	44,458
Hindalco Industries Ltd.	32,112	199,921
Indus Towers Ltd.(a)	19,512	53,046
Infosys Ltd.	64,656	1,310,395
Jubilant Foodworks Ltd., NVS	10,440	73,725
Larsen & Toubro Infotech Ltd.(b)	1,152	72,113
Lupin Ltd.	6,192	60,015
Marico Ltd.	16,920	115,001
Mindtree Ltd.	1,800	82,367
Mphasis Ltd.	2,088	76,673
NTPC Ltd.	99,720	202,402
Oil & Natural Gas Corp. Ltd.	47,808	99,077
Page Industries Ltd.	72	42,694
Petronet LNG Ltd.	23,256	61,644
Power Grid Corp. of India Ltd.	59,760	177,090
Siemens Ltd.	1,800	53,042
SRF Ltd.	2,880	93,665
Sun Pharmaceutical Industries Ltd.	15,480	187,122
Tata Power Co. Ltd. (The)	31,392	98,358
Tata Steel Ltd.	12,888	211,610
Tech Mahindra Ltd.	12,312	201,081
United Spirits Ltd.(a)	6,120	68,614
Vedanta Ltd.	25,200	132,560
Wipro Ltd.	26,568	174,562
		5,529,401
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	432,000	98,701
United Tractors Tbk PT	50,400	105,254
		203,955
Ireland — 0.9%
Horizon Therapeutics PLC(a)	4,248	418,683
Seagate Technology Holdings PLC	3,960	324,878
STERIS PLC	1,728	387,159
		1,130,720
Italy — 0.1%
DiaSorin SpA	648	84,882
Telecom Italia SpA/Milano	208,224	60,806
		145,688
Japan — 5.9%
AGC Inc.	3,800	142,460
Azbil Corp.	2,400	72,869
Bridgestone Corp.	14,400	527,813
Brother Industries Ltd.	7,200	125,133
Canon Inc.	21,600	496,997
Chubu Electric Power Co. Inc.	14,400	145,369
Dai Nippon Printing Co. Ltd.	7,200	150,466
Daito Trust Construction Co. Ltd.	1,200	115,574
FUJIFILM Holdings Corp.	7,200	395,793
Fujitsu Ltd.	3,900	589,482
Hino Motors Ltd.	7,200	37,166
Iida Group Holdings Co. Ltd.	7,200	114,513
Isuzu Motors Ltd.	14,400	167,987
Kajima Corp.	7,200	80,240
Kyowa Kirin Co. Ltd.	7,200	151,753
Marubeni Corp.	28,800	314,370
Mazda Motor Corp.	21,600	153,376

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MEIJI Holdings Co. Ltd.	2,000	$99,694
MISUMI Group Inc	7,200	180,535
Mitsui Chemicals Inc.	7,200	164,505
NEC Corp.	5,900	228,896
NGK Insulators Ltd.	7,200	96,852
Nippon Telegraph & Telephone Corp.	21,600	636,538
Nippon Yusen KK	3,700	266,933
Oji Holdings Corp.	21,600	102,319
Otsuka Holdings Co. Ltd.	8,300	278,900
Ricoh Co. Ltd.	7,200	52,574
SCSK Corp.	7,200	114,468
Seiko Epson Corp.	7,200	101,430
Sekisui Chemical Co. Ltd.	7,200	97,496
Sekisui House Ltd.	14,400	250,098
Shimizu Corp.	14,400	75,508
Shizuoka Bank Ltd/The.	14,400	93,169
Sumitomo Electric Industries Ltd.	14,400	154,812
Sumitomo Pharma Co., Ltd.	7,200	64,135
Tokyo Electric Power Co. Holdings Inc.(a)	36,000	124,263
Tokyo Gas Co. Ltd.	7,200	137,912
Tosoh Corp.	7,200	99,421
Yamaha Motor Co. Ltd.	7,200	148,649
		7,350,468
Kuwait — 0.1%
Mobile Telecommunications Co. KSCP	63,936	142,163

Malaysia — 0.1%
Inari Amertron Bhd	86,400	55,373
Telekom Malaysia Bhd	43,200	49,321
		104,694
Netherlands — 2.8%
Aegon NV	37,008	191,875
ASM International NV	1,008	302,896
IMCD NV	1,080	171,960
Koninklijke Ahold Delhaize NV	20,664	609,505
Koninklijke KPN NV	66,767	230,386
Koninklijke Philips NV	12,096	316,082
NN Group NV	4,320	211,600
NXP Semiconductors NV	4,824	824,422
Randstad NV	2,592	137,063
Wolters Kluwer NV	5,184	523,494
		3,519,283
Norway — 0.2%
Norsk Hydro ASA	27,567	231,494

Philippines — 0.1%
Globe Telecom Inc.	720	31,302
PLDT Inc.	2,160	76,858
		108,160
Poland — 0.2%
PGE Polska Grupa Energetyczna SA(a)	25,848	57,484
Polski Koncern Naftowy ORLEN SA	5,976	100,961
Polskie Gornictwo Naftowe i Gazownictwo SA	70,128	98,254
		256,699
Qatar — 0.3%
Barwa Real Estate Co.	42,029	38,918
Industries Qatar QSC	24,408	125,420
Ooredoo QPSC	32,204	65,985
Security	Shares	Value

Qatar (continued)
Qatar Electricity & Water Co. QSC	17,280	$80,511
		310,834
Russia — 0.0%
Alrosa PJSC(c)	59,760	8
PhosAgro PJSC, NVS(c)	20	—
PhosAgro PJSC, NVS(c)	3,076	31
United Co. RUSAL International PJSC(a)(c)	70,560	10
		49
Saudi Arabia — 1.0%
Abdullah Al Othaim Markets Co.	2,376	70,821
Advanced Petrochemical Co.	5,015	89,218
Bupa Arabia for Cooperative Insurance Co.	2,016	88,992
Etihad Etisalat Co.	12,240	141,138
Jarir Marketing Co.	1,584	80,888
Mouwasat Medical Services Co.	1,296	82,794
SABIC Agri-Nutrients Co.	4,320	186,100
Saudi Industrial Investment Group	5,328	46,186
Saudi Telecom Co.	11,592	356,460
Yanbu National Petrochemical Co.	5,472	88,444
		1,231,041
Singapore — 0.3%
Singapore Exchange Ltd.	15,800	111,174
Venture Corp. Ltd.	14,400	176,774
Wilmar International Ltd.	43,200	137,708
		425,656
South Africa — 0.2%
Aspen Pharmacare Holdings Ltd.	8,568	92,302
Mr. Price Group Ltd.	7,920	107,863
Tiger Brands Ltd.	5,400	53,000
		253,165
South Korea — 1.3%
Coway Co. Ltd.	1,368	76,622
DB Insurance Co. Ltd.	1,296	69,215
E-MART Inc.	648	67,054
F&F Co. Ltd./New	360	39,744
Kia Corp.	5,472	358,910
KT&G Corp.	2,592	170,214
LG Corp.	1,800	103,947
LG Innotek Co. Ltd.	360	97,682
POSCO Holdings Inc.	1,440	328,790
Samsung Electro-Mechanics Co. Ltd.	1,296	167,748
SD Biosensor Inc.	1,008	36,060
SK Telecom Co. Ltd.	2,343	105,688
		1,621,674
Spain — 0.0%
Red Electrica Corp. SA	2,156	43,409

Sweden — 0.3%
Getinge AB, Class B	4,248	122,885
Husqvarna AB, Class B	9,072	86,720
Kinnevik AB, Class B(a)	5,112	100,055
		309,660
Switzerland — 1.7%
Bachem Holding AG, Class B, Registered	144	62,834
Kuehne + Nagel International AG, Registered	1,152	322,268
Logitech International SA, Registered	3,168	206,169
Swatch Group AG (The), Bearer	720	184,783
Swisscom AG, Registered	504	298,016

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
TE Connectivity Ltd.	6,408	$799,590
VAT Group AG(b)	576	178,163
		2,051,823
Taiwan — 1.8%
Acer Inc.	144,000	133,597
Asustek Computer Inc.	15,000	180,425
AU Optronics Corp.	144,000	82,251
Cheng Shin Rubber Industry Co. Ltd.	72,000	81,143
Compal Electronics Inc.	72,000	54,027
Foxconn Technology Co. Ltd.	72,000	142,668
Innolux Corp.	216,000	98,359
Inventec Corp.	144,000	123,018
Lite-On Technology Corp.	72,000	157,752
Novatek Microelectronics Corp.	13,000	171,971
Pegatron Corp.	42,000	99,503
Pou Chen Corp.	144,000	150,169
Quanta Computer Inc.	72,000	202,789
United Microelectronics Corp.	216,000	343,135
WPG Holdings Ltd.	72,000	132,087
Yang Ming Marine Transport Corp.(a)	30,000	125,158
		2,278,052
Thailand — 0.2%
PTT Exploration & Production PCL, NVDR	28,800	126,012
Ratch Group PCL, NVDR	28,800	36,938
Thai Union Group PCL, NVDR	72,000	35,409
		198,359
United Arab Emirates — 0.3%
Abu Dhabi National Oil Co. for Distribution PJSC	54,576	61,223
Aldar Properties PJSC	92,635	141,935
Emaar Properties PJSC	66,456	114,627
		317,785
United Kingdom — 1.3%
BT Group PLC	183,312	406,510
CK Hutchison Holdings Ltd.	50,000	350,896
Hikma Pharmaceuticals PLC	4,392	103,170
Imperial Brands PLC	17,712	368,685
J Sainsbury PLC	38,304	111,762
Kingfisher PLC	39,312	123,973
Pearson PLC	11,304	109,760
Schroders PLC	2,736	96,581
		1,671,337
United States — 56.2%
A O Smith Corp.	2,592	151,451
ABIOMED Inc.(a)	936	268,239
Advance Auto Parts Inc.	1,368	273,094
Agilent Technologies Inc.	6,048	721,345
Akamai Technologies Inc.(a)	3,105	348,629
Allstate Corp. (The)	5,760	728,870
Ally Financial Inc.	7,488	299,221
Amazon.com Inc.(a)	144	357,931
AMERCO	216	115,664
American Financial Group Inc./OH	1,224	169,500
Anthem Inc.	4,824	2,421,310
Apple Inc.	14,976	2,360,966
Archer-Daniels-Midland Co.	11,016	986,593
Arrow Electronics Inc.(a)	1,440	169,718
Bath & Body Works Inc.	5,472	289,414
Bentley Systems Inc., Class B	3,888	164,812
Best Buy Co. Inc.	4,536	407,923
Security	Shares	Value

United States (continued)
Biogen Inc.(a)	2,880	$597,427
Bio-Rad Laboratories Inc., Class A(a)	432	221,210
Bio-Techne Corp.	720	273,377
BorgWarner Inc.	4,752	175,016
Brown & Brown Inc.	4,680	290,066
Bunge Ltd.	2,736	309,496
Cadence Design Systems Inc.(a)	5,544	836,312
Camden Property Trust	1,440	225,922
Capital One Financial Corp.	8,856	1,103,635
Celanese Corp.	2,232	327,970
Cerner Corp.	5,688	532,624
CF Industries Holdings Inc.	4,968	481,051
CH Robinson Worldwide Inc.	2,520	267,498
Cincinnati Financial Corp.	3,168	388,587
Cisco Systems Inc.	59,544	2,916,465
Citrix Systems Inc.	2,310	231,231
Cognex Corp.	3,672	248,337
Cognizant Technology Solutions Corp., Class A	10,368	838,771
Cooper Companies Inc. (The)	936	337,933
Corteva Inc.	14,688	847,351
DaVita Inc.(a)	1,368	148,250
DENTSPLY SIRONA Inc.	3,960	158,360
Devon Energy Corp.	13,248	770,636
Dover Corp.	2,664	355,111
DR Horton Inc.	6,768	470,985
eBay Inc.	12,672	657,930
Electronic Arts Inc.	5,544	654,469
EPAM Systems Inc.(a)	1,152	305,269
Erie Indemnity Co., Class A, NVS	504	80,781
Everest Re Group Ltd.	720	197,791
Expeditors International of Washington Inc.	3,600	356,652
F5 Inc.(a)	1,275	213,448
FactSet Research Systems Inc.	720	290,513
Fastenal Co.	11,088	613,277
Fidelity National Financial Inc.	5,544	220,762
Fortinet Inc.(a)	2,808	811,540
Fortune Brands Home & Security Inc.	2,808	200,070
Fox Corp., Class A, NVS	6,336	227,082
Fox Corp., Class B	2,952	98,125
Franklin Resources Inc.	6,048	148,720
Garmin Ltd.	2,952	323,953
Generac Holdings Inc.(a)(d)	1,296	284,317
General Motors Co.(a)	25,848	979,898
Genuine Parts Co.	2,736	355,817
Globe Life Inc.	2,304	225,976
Hartford Financial Services Group Inc. (The)	6,840	478,321
HCA Healthcare Inc.	5,040	1,081,332
Henry Schein Inc.(a)	3,024	245,246
Hewlett Packard Enterprise Co.	24,192	372,799
Hologic Inc.(a)(d)	5,040	362,830
HP Inc.	23,616	865,054
Huntington Ingalls Industries Inc.	433	92,116
IDEX Corp.	1,440	273,341
Intel Corp.	63,864	2,783,832
International Paper Co.	8,136	376,534
Invesco Ltd.	6,696	123,073
IPG Photonics Corp.(a)	183	17,290
Jack Henry & Associates Inc.	1,296	245,696
Jazz Pharmaceuticals PLC(a)	864	138,430
JB Hunt Transport Services Inc.	1,800	307,530

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
JM Smucker Co. (The)	2,016	$276,051
Johnson Controls International PLC	13,608	814,711
Juniper Networks Inc.	7,416	233,752
Keysight Technologies Inc.(a)	3,600	504,972
Knight-Swift Transportation Holdings Inc.	3,456	165,508
Kroger Co. (The)	13,680	738,173
Laboratory Corp. of America Holdings(a)	1,872	449,804
Lear Corp.	1,152	147,387
Lennox International Inc.	581	123,863
Liberty Global PLC, Class C, NVS(a)	9,648	228,658
LKQ Corp.	6,264	310,882
MarketAxess Holdings Inc.	792	208,779
Masimo Corp.(a)	1,008	113,874
Mettler-Toledo International Inc.(a)	432	551,893
Micron Technology Inc.	22,176	1,512,181
Microsoft Corp.	5,832	1,618,497
Mid-America Apartment Communities Inc.	720	141,610
Mohawk Industries Inc.(a)	1,224	172,657
Molina Healthcare Inc.(a)	1,179	369,558
Molson Coors Beverage Co., Class B	4,176	226,089
Monolithic Power Systems Inc.	936	367,137
Monster Beverage Corp.(a)	7,848	672,417
Mosaic Co. (The)	7,272	453,918
NetApp Inc.	4,392	321,714
Newell Brands Inc.	8,136	188,348
News Corp., Class A, NVS	5,760	114,394
Nordson Corp.	1,080	232,945
NRG Energy Inc.	4,896	175,766
Nucor Corp.	5,976	924,965
NVR Inc.(a)	71	310,711
Old Dominion Freight Line Inc.	2,160	605,059
ON Semiconductor Corp.(a)	8,568	446,479
Owens Corning	2,232	202,956
Packaging Corp. of America	1,944	313,315
Paychex Inc.	4,896	620,470
Pentair PLC	3,384	171,738
Pool Corp.	864	350,110
Public Storage	692	257,078
PulteGroup Inc.	5,328	222,497
Qorvo Inc.(a)	2,304	262,149
Quest Diagnostics Inc.	2,376	318,004
Raymond James Financial Inc.	3,723	362,844
Regions Financial Corp.	18,576	384,895
ResMed Inc.	2,880	575,914
Robert Half International Inc.	2,376	233,585
Rollins Inc.	4,994	167,499
SEI Investments Co.	2,664	148,438
Skyworks Solutions Inc.	3,168	358,934
Snap-on Inc.	1,080	229,489
State Street Corp.	7,416	496,650
Steel Dynamics Inc.	4,104	351,918
Sylvamo Corp.(a)	648	28,933
Synchrony Financial	11,160	410,800
Synopsys Inc.(a)	3,024	867,253
T Rowe Price Group Inc.	4,608	566,968
Target Corp.	9,576	2,189,552
Teradyne Inc.	3,240	341,690
Texas Instruments Inc.	6,624	1,127,736
Textron Inc.	4,896	339,048
Tractor Supply Co.	2,304	464,141
Security	Shares	Value

United States (continued)
Tradeweb Markets Inc., Class A	2,160	$153,770
Tyson Foods Inc., Class A	5,832	543,309
UGI Corp.	3,240	111,132
Ulta Beauty, Inc.(a)	1,008	399,974
United Rentals Inc.(a)	1,368	432,999
Universal Health Services Inc., Class B	1,584	194,088
Walgreens Boots Alliance Inc.	15,840	671,616
Warner Bros. Discovery Inc.(a)	10,008	181,645
Waters Corp.(a)	1,224	370,897
West Pharmaceutical Services Inc.	1,440	453,686
Western Digital Corp.(a)	5,544	294,220
Western Union Co. (The)	3,694	61,911
Whirlpool Corp.	1,296	235,250
WW Grainger Inc.	864	432,026
Zebra Technologies Corp., Class A(a)	1,080	399,233
		69,621,227
Total Common Stocks — 99.4%
(Cost: $118,599,762)		123,172,923

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	1,891	59,645
Porsche Automobil Holding SE, Preference Shares, NVS	3,312	273,173
		332,818
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	145,100	20

Total Preferred Stocks — 0.3%
(Cost: $463,183)		332,838

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	669,013	669,013
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	190,000	190,000
		859,013
Total Short-Term Investments — 0.7%
(Cost: $859,045)		859,013

Total Investments in Securities — 100.4%
(Cost: $119,921,990)		124,364,774

Other Assets, Less Liabilities — (0.4)%		(480,276)

Net Assets — 100.0%		$123,884,498

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$742,096	$—		$(72,652	)(a)	$(319)	$(112)	$669,013	669,013	$9,981	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	110,000	(a)	—		—	—	190,000	190,000	68		—
						$(319)	$(112)	$859,013		$10,049		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	2	06/17/22	$199	$(8,236)
MSCI Emerging Markets Index	2	06/17/22	106	(7,604)
				$(15,840)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$78,507,485	$44,665,387	$51	$123,172,923
Preferred Stocks	—	332,818	20	332,838
Money Market Funds	859,013	—	—	859,013
	$79,366,498	$44,998,205	$71	$124,364,774
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,840)	$—	$—	$(15,840)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust